Investment in associates and joint ventures (Detail) - Entity's total for joint ventures [member] - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [line items]
Shareholders' Equity		€ (62)	€ (711)	€ (1,919)
Current assets		1,468	1,643	2,128
Non-current assets		134	186	178
Goodwill		0	0	0
Current liabilities		(1,525)	(1,118)	(387)
Non-current liabilities		(15)	0	0
Revenue		864	684	213
Net loss for the year	[1]	€ (649)	€ (1,208)	€ (1,180)

[1]	* there are no discontinued operations